CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities
Net income	$ 220,395	$ 196,120	$ 218,044
Adjustments to reconcile net income to net cash provided by operating activities
Asset impairment	8,238	8,427	12,518
Depreciation, depletion and amortization	197,671	200,403	179,871
Share-based compensation expense	11,472	8,851	12,102
Equity in earnings of affiliates	(12,029)	(12,805)	(12,061)
Cash dividends from affiliated companies	13,631	9,329	11,676
(Gain)/Loss on disposition of assets	(493)	(6,690)	1,907
Pension and postretirement plan expense	61,946	52,856	36,853
Pension and postretirement plan contributions	(42,007)	(75,059)	(142,097)
Tax effect of share-based compensation exercises	11,462	5,698	5,965
Excess tax benefit of share-based compensation	(12,456)	(2,682)	(4,018)
Net increase in deferred taxes	37,202	18,989	11,036
Change in assets and liabilities, net of effects from acquisitions, dispositions and foreign currency adjustments
Trade accounts receivable	162	1,190	(52,484)
Inventories	(32,787)	16,157	3,423
Payable to suppliers	65,894	(16,010)	(13,798)
Prepaid expenses	(1,993)	1,114	(2,559)
Accrued expenses	(368)	(4,059)	(12,174)
Income taxes payable and other income tax items	7,093	(5,350)	7,344
Fox River environmental reserves	(1,848)	(2,796)	(1,959)
Other assets and liabilities	6,842	10,232	(14,314)
Net cash provided by operating activities	538,027	403,915	245,275
Cash Flows from Investing Activities
Purchase of property, plant and equipment	(172,442)	(214,862)	(173,372)
Cost of acquisitions, net of cash acquired	(4,005)	(503)	(566,908)
Proceeds from the sale of assets	10,511	31,967	11,121
Investment in affiliates and other	(3,517)	26	0
Net cash used by investing activities	(169,453)	(183,372)	(729,159)
Cash Flows from Financing Activities
Proceeds from issuance of debt	57,952	7,568	680,919
Principal repayment of debt	(294,347)	(46,820)	(17,054)
Net (decrease) increase in commercial paper borrowings	(152,000)	125,000	(3,000)
Net decrease in outstanding checks	(2,825)	(1,600)	(8,533)
Cash dividends - common	(124,845)	(119,771)	(114,958)
Excess tax benefit of share-based compensation	12,456	2,682	4,018
Purchase of noncontrolling interest		0	(5,718)
Shares acquired	(27,239)	(4,167)	(49,442)
Shares issued	15,781	9,739	21,253
Net cash (used) provided by financing activities	(515,067)	(27,369)	507,485
Effects of Exchange Rate Changes on Cash	(9,024)	4,387	(6,327)
(Decrease) Increase in Cash and Cash Equivalents	(155,517)	197,561	17,274
Cash and cash equivalents at beginning of year	373,084	175,523	158,249
Cash and cash equivalents at end of year	217,567	373,084	175,523
Supplemental Cash Flow Disclosures
Interest paid, net of amounts capitalized	60,772	66,171	34,296
Income taxes paid, net of refunds	$ 40,446	$ 84,422	$ 54,078